Personnel expenses	12 Months Ended
Dec. 31, 2022
Personnel expenses
Personnel expenses

21          Personnel expenses

	2022	2021	2020
	US $ in millions

Salaries and related expenses included in:
Operating expenses and cost of services	250.9	218.3	145.4
General and administrative	238.8	193.0	115.3
	489.7	411.3	260.7